                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       PAR Capital Management, Inc.
            ------------------------------------------
Address:    One International Place
            ------------------------------------------
            Suite 2401
            ------------------------------------------
            Boston, Massachusetts 02110
            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gina DiMento
          --------------------------------------------
Title:    Vice President
          --------------------------------------------
Phone:    617-526-8990
          --------------------------------------------

Signature, Place, and Date of Signing:

Gina DiMento                    Boston, MA                      2/14/07
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 84
                                              -----------------------

Form 13F Information Table Value Total:       $  1,765,300
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

Page 1 of 3
                                    FORM 13F
As of December 31, 2006
                                                                  (SEC USE ONLY)
          Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

                                                                                    ITEM 6:                            ITEM 8
                                                              ITEM 5:             INVESTMENT                      VOTING AUTHORITY
ITEM 1:             ITEM 2:    ITEM 3:    ITEM 4:            SHARES OF            DISCRETION          ITEM 7:         (SHARES)
-------             --------   -------  -----------      ----------------  -------------------------  -------   --------------------
                                                                     SHR/           (b)
                                                                     PRN/        SHARED-AS    (c)     MANAGERS
                    TITLE OF   CUSIP    FAIR MARKET      PRINCIPAL   PUT/  (a)   DEFINED IN  SHARED-     SEE      (a)     (b)    (c)
NAME OF ISSUER       CLASS     NUMBER      VALUE           AMOUNT    CALL  SOLE  INSTR. V    OTHER    INSTR. V   SOLE   SHARED  NONE
--------------      --------   ------   -----------      ---------   ----  ----  ----------  -------  --------   ----   ------  ----
ABB Ltd
   -SPON ADR         Common  000375204   3,623,869.00     201,550.00  SHR   X                                   201550
Allegiant Travel
   Company           Common  01748X102  44,194,500.00   1,750,000.00  SHR   X                                  1750000
AmDocs Limited       Common  G02602103   1,937,500.00      50,000.00  SHR   X                                    50000
Ballantyne of
   Omaha Inc         Common  058516105   2,540,295.03     480,207.00  SHR   X                                   480207
Bally Technologies
   Inc               Common  05874B107  10,412,232.00     557,400.00  SHR   X                                   557400
Bank of America
   Corp              Common  060505104  10,678,000.00     200,000.00  SHR   X                                   200000
Bluefly Inc          Common  096227103   1,125,376.00     879,200.00  SHR   X                                   879200
Boyd Gaming
   Corporation       Common  103304101   1,889,427.00      41,700.00  SHR   X                                    41700
CKE Restaurants      Common  12561E105   9,200,000.00     500,000.00  SHR   X                                   500000
Cablevision
   Systems Corp     Class A
                     Common  12686C109  11,258,144.00     395,300.00  SHR   X                                   395300
Centillium
   Comm Inc.         Common  152319109     838,205.90     391,685.00  SHR   X                                   391685
Charles Schwab
   Corporation       Common  808513105   1,934,000.00     100,000.00  SHR   X                                   100000
Citigroup Inc.       Common  172967101   2,339,400.00      42,000.00  SHR   X                                    42000
Cogent
   Communications    Common  19239V302   3,419,630.16     210,828.00  SHR   X                                   210828
Community Health
   Systems           Common  203668108  28,120,400.00     770,000.00  SHR   X                                   770000
Conagra Inc.         Common  205887102   3,780,000.00     140,000.00  SHR   X                                   140000
Conexant Systems
   Inc               Common  207142100   1,927,800.00     945,000.00  SHR   X                                   945000
Conocophillips       Common  20825C104   3,036,290.00      42,200.00  SHR   X                                    42200
DDI Corp             Common  233162502   2,168,784.00     301,220.00  SHR   X                                   301220
E TRADE Group Inc.   Common  269246104  19,057,000.00     850,000.00  SHR   X                                   850000
Echostar
   Communications   Class A
                     Common  278762109   20,916,500.00    550,000.00  SHR   X                                   550000
EDIETS.com Inc       Common  280597105      207,203.64     53,403.00  SHR   X                                    53403
Emrise Corporation   Common  29246J101    1,341,863.54  1,265,909.00  SHR   X                                  1265909
EMAK Worldwide
   Inc               Common  26861V104      300,900.00     51,000.00  SHR   X                                    51000
Espeed Inc.          Common  296643109    2,973,228.48    340,576.00  SHR   X                                   340576
Federal Natl
   Mtg Assn          Common  313586109   14,847,500.00    250,000.00  SHR   X                                   250000
Formfactor Inc.      Common  346375108   21,418,750.00    575,000.00  SHR   X                                   575000
Foundation Coal
   Holdings Inc      Common  35039W100      104,808.00      3,300.00  SHR   X                                     3300


Page 2 of 3
                                    FORM 13F
As of December 31, 2006
                                                                  (SEC USE ONLY)
          Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

                                                                                    ITEM 6:                            ITEM 8
                                                              ITEM 5:             INVESTMENT                      VOTING AUTHORITY
ITEM 1:             ITEM 2:     ITEM 3:    ITEM 4:           SHARES OF            DISCRETION          ITEM 7:         (SHARES)
-------             --------    -------  -----------     ----------------  -------------------------  -------   --------------------
                                                                     SHR/           (b)
                                                                     PRN/        SHARED-AS    (c)     MANAGERS
                    TITLE OF    CUSIP    FAIR MARKET     PRINCIPAL   PUT/  (a)   DEFINED IN  SHARED-     SEE      (a)     (b)    (c)
NAME OF ISSUER       CLASS      NUMBER      VALUE          AMOUNT    CALL  SOLE  INSTR. V    OTHER    INSTR. V   SOLE   SHARED  NONE
--------------      --------    ------   -----------     ---------   ----  ----  ----------  -------  --------   ----   ------  ----
Google Inc           Common   38259P508  69,072,000.00   150,000.00  SHR    X                                   150000
Harrahs
   Entertainment Inc Common   413619107  20,680,000.00   250,000.00  SHR    X                                   250000
Harris
   Interactive Inc.  Common   414549105     481,874.40    95,610.00  SHR    X                                    95610
Housevalues Inc      Common   44183Y102   1,108,079.71   196,817.00  SHR    X                                   196817
I C Isaacs & Co Inc  Common   464192103   1,238,380.00   281,450.00  SHR    X                                   281450
Intel Corp          Class A
                     Common   458140100   1,397,250.00    69,000.00  SHR    X                                    69000
JP Morgan Chase
   & Co.             Common   46625H100   2,898,000.00    60,000.00  SHR    X                                    60000
Leadis Technology
   Inc.              Common   52171N103   3,071,021.38   654,802.00  SHR    X                                   654802
Lodgenet
   Entertainment
   Corporation       Common   540211109  28,959,634.91 1,156,997.00  SHR    X                                  1156997
LSB Industries Inc.  Common  5021060104   2,117,287.20   182,840.00  SHR    X                                   182840
Marchex Inc.         Common   56624R108   3,803,492.46   284,267.00  SHR    X                                   284267
Marinemax Inc.       Common   567908108   2,593,000.00   100,000.00  SHR    X                                   100000
Marvell
   Technology
   Group Ltd         Common   G5876H105   5,757,000.00   300,000.00  SHR    X                                   300000
MRV Communications
   Inc.              Common   553477100     258,274.86    72,959.00  SHR    X                                    72959
Maxim Intergrated
   Products Inc      Common   57772K101   3,062,000.00   100,000.00  SHR    X                                   100000
Media Sciences
   Intl Inc          Common   58446X107     994,740.00   168,600.00  SHR    X                                   168600
Morgan Stanley       Common   617446448   3,525,919.00    43,300.00  SHR    X                                    43300
Mosys Inc            Common   619718109   2,775,000.00   300,000.00  SHR    X                                   300000
Multimedia Games
   Inc.              Common   749938106   3,665,625.60   381,836.00  SHR    X                                   381836
Nasdaq Stock
   Market Inc.       Common   631103108   3,079,000.00   100,000.00  SHR    X                                   100000
Net.bank Inc.        Common   640933107   3,657,081.00   788,164.00  SHR    X                                   788164
Nintendo Co.
   LTD ADR           Common   654445303   5,687,500.00   175,000.00  SHR    X                                   175000
NMS Communications
   Corp              Common   629248105   2,104,780.10 1,026,722.00  SHR    X                                  1026722
Ohio Art Co          Common   677143109     374,625.00    40,500.00  SHR    X                                    40500
Partnerre Ltd        Common   G6852T105   1,541,351.00    21,700.00  SHR    X                                    21700
Peets Coffee
   & Tea Inc.        Common   705560100   7,872,000.00   300,000.00  SHR    X                                   300000
Penn National
   Gaming Inc.       Common   707569109  49,944,000.00 1,200,000.00  SHR    X                                  1200000
Planetout Inc.       Common   727058109   4,968,837.20 1,080,182.00  SHR    X                                  1080182
Priceline Inc.       Common   741503403 174,440,000.00 4,000,000.00  SHR    X                                  4000000

Page 3 of 3
                                    FORM 13F
As of December 31, 2006
                                                                  (SEC USE ONLY)
          Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

                                                                                    ITEM 6:                            ITEM 8
                                                                ITEM 5:           INVESTMENT                      VOTING AUTHORITY
ITEM 1:             ITEM 2:    ITEM 3:       ITEM 4:           SHARES OF          DISCRETION          ITEM 7:         (SHARES)
-------             --------   -------     -----------     ---------------- ------------------------  -------   --------------------
                                                                       SHR/         (b)
                                                                       PRN/      SHARED-AS    (c)     MANAGERS
                    TITLE OF   CUSIP       FAIR MARKET     PRINCIPAL   PUT/ (a)  DEFINED IN  SHARED-     SEE      (a)     (b)    (c)
NAME OF ISSUER       CLASS     NUMBER         VALUE          AMOUNT    CALL SOLE INSTR. V    OTHER    INSTR. V   SOLE   SHARED  NONE
--------------      --------   ------      -----------     ---------   ---- ---- ----------  -------  --------   ----   ------  ----
Pure Cycle Corp
   New              Common   746228303     17,699,017.36  2,147,939.00 SHR   X                                 2147939
Qualcomm Inc.       Common   747525103      5,075,197.00    134,300.00 SHR   X                                  134300
Quepasa Corp        Common   74833W206      1,366,594.00    143,852.00 SHR   X                                  143852
Republic Airways
   Holdings Inc.    Common   760276105     21,768,694.00  1,297,300.00 SHR   X                                 1297300
Sabre Holdings
   Corporation     Class A
                    Common   785905100     63,780,000.00  2,000,000.00 SHR   X                                 2000000
SLM Corporation     Common   78442P106     11,070,790.00    227,000.00 SHR   X                                  227000
Sprint Nextel
   Corporation      Common   852061100      5,855,900.00    310,000.00 SHR   X                                  310000
Station Casinos
   Inc.             Common   857689103     26,003,728.00    318,400.00 SHR   X                                  318400
Stats Chippac
   LTD ADR          Common   85771T104     11,520,000.00  1,500,000.00 SHR   X                                 1500000
Sycamore Networks
   Inc.             Common   871206108        376,000.00    100,000.00 SHR   X                                  100000
Synplicity Inc.     Common   87160Y108        466,889.58     74,583.00 SHR   X                                   74583
Symbion Inc.        Common   871507109      5,521,903.20    298,320.00 SHR   X                                  298320
Tejas Incorporated  Common   879077105        599,680.00    187,400.00 SHR   X                                  187400
Telular Corp        Common   87970T208      1,908,220.00    522,800.00 SHR   X                                  522800
Therma-Wave Inc     Common   88343A108      1,118,200.16    939,664.00 SHR   X                                  939664
Tivo Inc.           Common   888706108     20,480,000.00  4,000,000.00 SHR   X                                 4000000
TOPPS Co Inc.       Common   890786106        489,500.00     55,000.00 SHR   X                                   55000
Triad Hospital
   Inc.             Common   89579K109     31,372,500.00    750,000.00 SHR   X                                  750000
UnitedHealth
   Group, Inc.      Common   91324P102     61,789,500.00  1,150,000.00 SHR   X                                 1150000
Universal Health
   Services, Inc.  Class B
                    Common   913903100     40,048,175.00    722,500.00 SHR   X                                  722500
US Airways Group    Common   90341W108    727,970,417.25 13,518,485.00 SHR   X                                13518485
Vonage Holdings
   Corp             Common   92886T201     55,520,000.00  8,000,000.00 SHR   X                                 8000000
Web.com             Common   94732Q100      8,380,000.00  2,000,000.00 SHR   X                                 2000000
Website Pros Inc    Common   94769V105      3,777,687.20    417,424.00 SHR   X                                  417424
Webzen Inc.         Common
                      ADR    94846M102      1,047,600.00    270,000.00 SHR   X                                  270000
WPT Enterprises
   Inc.             Common   98211W108        967,500.00    250,000.00 SHR   X                                  250000
XL Capital Ltd     Class A
                    Common   G98255105      2,607,124.00     36,200.00 SHR   X                                   36200
   Total Long
      Equities                         1,7 65,300,177.32
